UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-3814

Exact name of registrant as specified in charter:	Reserve New York Tax-Exempt Trust

Address of principal executive offices:	Reserve Funds
1250 Broadway 32nd Floor
New York, NY 10001

Name and address of agent for service:	Amy W. Bizar
Reserve Funds
1250 Broadway 32nd Floor
New York, NY 10001

Registrant’s telephone number, including area code:	212-401-5500

Date of fiscal year end:	5/31/2005

Date of reporting period:	12/1/04 - 2/28/05

Item 1.  Schedule of Investments

RESERVE NEW YORK TAX-EXEMPT TRUST - NEW YORK TAX-EXEMPT FUND

SCHEDULE OF INVESTMENTS -FEBRUARY 28, 2005 (Unaudited)

Principal Amount	TAX-EXEMPT OBLIGATIONS-99.3%		Value

	NEW YORK - 95.0%

$3,700,000	Cattarausus County IDA for YMCA, 1.94%, 9/1/28(a)		$3,700,000
1,625,000	Franklin County IDA Civic Facility for Trudeau Institute, 1.85%, 12/1/20(a)		1,625,000
2,500,000	Jay Street Development Corp., Series A-1, 1.83%, 5/1/22(a)		2,500,000
5,500,000	Jay Street Development Corp., Series A-3, 1.83%, 5/1/21(a)		5,500,000
8,000,000	Liberty NY Development Corp. Var-377, 1.83%, 12/1/39(a)		8,000,000
5,000,000	Long Island Power Authority Electric System Revenue, Series 2-A, 1.83%, 5/1/33(a)		5,000,000
4,450,000	Long Island Power Authority Electric System Revenue, Series 2-B, 1.77%, 5/1/33(a)		4,450,000
6,000,000	Long Island Power Authority Electric System Revenue, Series 7-A, 1.78%, 4/1/25(a)		6,000,000
1,500,000	Monroe County for St. Ann's Home, 1.86%, 7/1/30(a)		1,500,000
8,000,000	New York City Cultural Revenue for Alvin Ailey Dance Foundation, 1.79%,7/1/33(a)		8,000,000
6,400,000	New York City GO, Series A-1, 1.80%, 3/13/20(a)		6,400,000
3,000,000	New York City GO, Series A-2, 1.82%, 8/1/31(a)		3,000,000
7,700,000	New York City GO, Series A-4, 1.78%, 8/1/21(a)		7,700,000
6,500,000	New York City GO, Series A-5, 1.88%, 8/1/31(a)		6,500,000
1,200,000	New York City GO, Series A-7, 1.77%, 8/1/20(a)		1,200,000
3,045,000	New York City GO, Series B-8, 1.83%, 8/15/24(a)		3,045,000
2,800,000	New York City GO, Series C-4, 1.82%, 8/1/20(a)		2,800,000
2,000,000	New York City GO, Series E-4, 1.77%, 8/1/21(a)		2,000,000
3,000,000	New York City GO, Series F-4, 1.83%, 2/15/20(a)		3,000,000
950,000	New York City GO, Series F-5, 1.83%, 2/15/16(a)		950,000
7,500,000	New York City GO, Series H-2, 1.82%, 8/1/10(a)		7,500,000
3,900,000	New York City HDC for Monterey, Series A, 1.83%, 11/15/19(a)		3,900,000
1,000,000	New York City IDA for Abraham Joshua Heschel, 1.90%, 4/1/32(a)		1,000,000
5,300,000	New York City IDA for American Society for Technion, 1.81%, 10/1/33(a)		5,300,000
5,000,000	New York City IDA for Liberty-FC Hanson Office, 1.84%, 12/1/39(a)		5,000,000
3,000,000	New York City IDA for Childrens Oncology Society, 1.83%, 5/1/21(a)		3,000,000
1,415,000	New York City IDA for Church of the Heavenly Rest, 1.85%, 7/1/21(a)		1,415,000
5,000,000	New York City Muni Water, Series C-A, 1.78%, 6/15/18(a)		5,000,000
800,000	New York City Muni Water, Series C, 1.80%, 6/15/23(a)		800,000
3,000,000	New York City MWFA WSR, Series G, 1.77%, 6/15/24(a)		3,000,000
3,625,000	New York City WSA Rev, 1.76%, 6/15/25(a)		3,625,000
6,000,000	New York State Energy R&D Authority Con Ed C-2, 1.87%, 11/1/39(a)		6,000,000
2,000,000	New York State HFA for 10 Liberty Street, 1.83%, 11/1/35(a)		2,000,000
3,600,000	New York State HFA for Liberty View, Series A, 1.83%, 11/15/19(a)		3,600,000
1,880,000	New York State HFA for Normandie Court, Series I, 1.83%, 5/15/15(a)		1,880,000
4,800,000	New York State HFA, Series B, 1.81%, 3/15/26(a)		4,800,000
100,000	New York State HFA, Series C, 1.81%, 3/15/26(a)		100,000
9,640,000	New York State LGAC., Series C, D, & F, 1.80%, 4/1/25(a)		9,640,000
1,000,000	New York State LGAC., Series E, 1.85%, 4/1/25(a)		1,000,000
2,130,000	Port Authority of NY & NJ Special Obligation - 3, 1.80%, 6/1/20(a)		2,130,000
3,810,000	Schenectady County IDA for Sunnyview Hospital & Rehab, Series A, 1.89%, 8/1/33(a)		3,810,000
4,760,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 1.81%, 7/1/24(a)		4,760,000
3,600,000	Yonkers IDA Civic Facility for Consumers Union, 1.90%, 7/1/21(a)		3,600,000
			165,730,000

	PUERTO RICO-4.3%
7,500,000	Puerto Rico Commonwealth TRAN, 3.00%, 7/29/05(b)		7,541,063

	Total Investments (Cost $173,271,063)	99.3%	173,271,063
	Other Assets, Less Liabilities	0.7	1,248,404
	Net Assets	100.0%	$174,519,467

Security Type Abbreviations:

GO -	General Obligation Bonds
HDC -	Housing Development Corporation Bonds
HFA -	Housing Finance Authority Revenue Bonds
IDA -	Industrial Development Authority Revenue Bonds
LGAC -	Local Government Assistance Corp.
MWFA -	Municipal Water Finance Authority
TRAN -	Tax Revenue Anticipation Note
WSA -	Water & Sewer Authority
WSR -	Water & Sewer System Revenue Bonds

(a)               Variable rate securities.  The interest rates as reported on February 28, 2005, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)              Securities are collateralized by bank letters of credit or other credit agreements.

Item 2.                     Controls and Procedures

(a)          It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)         The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                     Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reserve New York Tax-Exempt Trust

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

Date	April 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent
Bruce R. Bent
Chairman and CEO

By (Signature and Title)*	/s/ Arthur T. Bent III
Arthur T. Bent III
Treasurer (Principal Financial Officer)

Date	April 29, 2005

* Print the name and title of each signing officer under his or her signature.